UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8382

                         Scudder Strategic Income Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of August 31, 2005  (Unaudited)
------------------------------------------------------------------------------------------------------------


Scudder Strategic Income Trust


                                                                                  Principal
                                                                             Amount ($) (a)      Value ($)
                                                                          ----------------------------------

------------------------------------------------------------------------------------------------------------
    Corporate Bonds 49.3%
------------------------------------------------------------------------------------------------------------

Consumer Discretionary 12.1%
155 East Tropicana LLC/Finance, 8.75%, 4/1/2012 (b)                                   70,000          68,950
Adesa, Inc., 7.625%, 6/15/2012                                                        25,000          25,438
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)                                          135,000         124,875
Amscan Holdings, Inc., 8.75%, 5/1/2014                                                30,000          28,575
AutoNation, Inc., 9.0%, 8/1/2008                                                      55,000          60,775
Aztar Corp., 7.875%, 6/15/2014 (b)                                                   125,000         132,500
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (b)                              30,000          30,525
Cablevision Systems Corp., Series B, 7.89% **, 4/1/2009                               45,000          46,463
Caesars Entertainment, Inc.:
    8.875%, 9/15/2008                                                                 40,000          44,000
    9.375%, 2/15/2007                                                                 30,000          31,688
Charter Communications Holdings LLC:
    Step-up Coupon, 0% to 5/15/2006, 11.75% to  5/15/2011                             25,000          16,938
    9.625%, 11/15/2009 (b)                                                           155,000         128,069
    10.25%, 9/15/2010 (b)                                                            275,000         283,937
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)                             100,000          91,000
CSC Holdings, Inc.:
    7.25%, 7/15/2008                                                                  30,000          30,338
    7.875%, 12/15/2007 (b)                                                           130,000         133,900
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                    368,000         435,160
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)                                 60,000          55,500
EchoStar DBS Corp., 6.625%, 10/1/2014                                                 25,000          24,781
Foot Locker, Inc., 8.5%, 1/15/2022                                                    70,000          77,700
Ford Motor Co., 7.45%, 7/16/2031 (b)                                                  45,000          35,983
General Motors Corp., 8.25%, 7/15/2023 (b)                                            20,000          16,750
Gregg Appliances, Inc., 144A, 9.0%, 2/1/2013                                          25,000          24,375
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (b)                     50,000          40,000
ITT Corp., 7.375%, 11/15/2015                                                         70,000          76,650
Jacobs Entertainment, Inc.:
    11.875%, 2/1/2009                                                                185,000         198,412
    144A, 11.875%, 2/1/2009                                                           70,000          75,075
Levi Strauss & Co.:
    8.254% **, 4/1/2012                                                               60,000          60,300
    12.25%, 12/15/2012                                                                30,000          33,713
Mandalay Resort Group, Series B, 10.25%, 8/1/2007                                     30,000          32,513
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015 (b)                                    30,000          29,700
Mediacom LLC, 9.5%, 1/15/2013 (b)                                                     40,000          40,700
MGM MIRAGE:
    8.375%, 2/1/2011 (b)                                                             170,000         184,875
    9.75%, 6/1/2007                                                                   70,000          74,725
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                     35,000          38,019
NCL Corp., 144A, 11.625%, 7/15/2014                                                   75,000          79,688
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to
    9/1/2012                                                                         145,000         102,950
Paxson Communications Corp.:
    Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009   (b)                        40,000          38,700
    10.75%, 7/15/2008                                                                 35,000          34,956
Petro Stopping Centers, 9.0%, 2/15/2012                                              120,000         122,400
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)                                    95,000          98,325
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                           100,000          85,000
PRIMEDIA, Inc.:
    8.875%, 5/15/2011                                                                125,000         130,938
    9.165% **, 5/15/2010                                                             140,000         148,575
Remington Arms Co., Inc., 10.5%, 2/1/2011                                             50,000          49,250
Renaissance Media Group LLC, 10.0%, 4/15/2008                                         80,000          79,700
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009 (b)                     145,000         163,487
Schuler Homes, Inc., 10.5%, 7/15/2011                                                115,000         125,206
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009, 10.0%
    to 12/15/2014                                                                    175,000         100,625
Sinclair Broadcast Group, Inc.:
    8.0%, 3/15/2012                                                                  125,000         128,906
    8.75%, 12/15/2011                                                                205,000         216,531
Sirius Satellite Radio, Inc., 144A, 9.625%, 8/1/2013                                 145,000         142,462
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                 80,000          64,600
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015                                    265,000         265,000
TRW Automotive, Inc.:
    11.0%, 2/15/2013                                                                 170,000         195,500
    11.75%, 2/15/2013                                                EUR              30,000          43,673
United Auto Group, Inc., 9.625%, 3/15/2012                                           120,000         128,850
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                     35,000          37,056
Williams Scotsman, Inc., 9.875%, 6/1/2007 (b)                                        185,000         185,925
Wynn Las Vegas LLC, 6.625%, 12/1/2014 (b)                                             40,000          38,900
XM Satellite Radio, Inc.:
    Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009                            181,321         188,800
    12.0%, 6/15/2010                                                                  15,000          17,156
Young Broadcasting, Inc.:
    8.75%, 1/15/2014 (b)                                                             154,000         139,370
    10.0%, 3/1/2011 (b)                                                               30,000          28,875
                                                                                               -------------
                                                                                                   6,014,306

Consumer Staples 1.2%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                              37,000          37,925
Alliance One International, Inc.:
    144A, 11.0%, 5/15/2012                                                            65,000          65,325
    144A, 12.75%, 11/15/2012                                                          40,000          37,600
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)                                            55,000          47,300
Duane Reade, Inc., 9.75%, 8/1/2011 (b)                                                10,000           7,900
GNC Corp., 8.5%, 12/1/2010 (b)                                                        25,000          22,125
North Atlantic Trading Co., 9.25%, 3/1/2012                                          205,000         151,187
Swift & Co.:
    10.125%, 10/1/2009                                                                90,000          97,763
    12.5%, 1/1/2010                                                                   20,000          22,025
Viskase Co., Inc., 11.5%, 6/15/2011                                                   90,000          97,200
                                                                                               -------------
                                                                                                     586,350

Energy 3.9%
Belden & Blake Corp., 8.75%, 7/15/2012                                               120,000         127,200
Calpine Generating Co. LLC, 12.39% **, 4/1/2011                                       70,000          65,800
Chesapeake Energy Corp.:
    144A, 6.5%, 8/15/2017                                                             55,000          56,100
    6.875%, 1/15/2016                                                                 25,000          25,906
CITGO Petroleum Corp., 6.0%, 10/15/2011                                              125,000         125,000
Dynegy Holdings, Inc.:
    6.875%, 4/1/2011 (b)                                                              30,000          29,700
    7.125%, 5/15/2018                                                                 35,000          33,250
    7.625%, 10/15/2026                                                                60,000          56,850
    8.75%, 2/15/2012 (b)                                                              15,000          16,463
    144A, 9.875%, 7/15/2010                                                          205,000         223,450
El Paso Production Holding Corp., 7.75%, 6/1/2013                                     80,000          84,600
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                140,000         139,300
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                                100,000          90,500
NRG Energy, Inc., 8.0%, 12/15/2013                                                   183,000         197,640
Sonat, Inc., 7.0%, 2/1/2018                                                           50,000          47,750
Southern Natural Gas, 8.875%, 3/15/2010                                              115,000         125,460
Stone Energy Corp.:
    6.75%, 12/15/2014                                                                 50,000          49,250
    8.25%, 12/15/2011                                                                145,000         153,337
Williams Companies, Inc.:
    8.125%, 3/15/2012                                                                215,000         239,994
    8.75%, 3/15/2032                                                                  55,000          66,825
                                                                                               -------------
                                                                                                   1,954,375

Financials 6.5%
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                          130,000         107,250
Alamosa Delaware, Inc.:
    Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                               53,000          59,095
    8.5%, 1/31/2012                                                                   15,000          16,275
AmeriCredit Corp., 9.25%, 5/1/2009                                                   250,000         265,312
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                 40,000          26,302
BF Saul Real Estate Investment Trust, (REIT), 7.5%, 3/1/2014                          40,000          41,250
E*TRADE Financial Corp., 8.0%, 6/15/2011                                              90,000          95,400
FINOVA Group, Inc., 7.5%, 11/15/2009                                                 182,700          75,820
Ford Motor Credit Co.:
    7.25%, 10/25/2011                                                                445,000         435,102
    7.375%, 10/28/2009                                                               200,000         199,158
General Motors Acceptance Corp.:
    4.67% **, 3/20/2007                                                              125,000         122,897
    5.125%, 5/9/2008 (b)                                                              15,000          14,311
    6.125%, 8/28/2007 (b)                                                             50,000          49,683
    6.75%, 12/1/2014 (b)                                                             100,000          91,976
    6.875%, 9/15/2011                                                                 80,000          75,759
    7.75%, 1/19/2010                                                                  15,000          14,989
    8.0%, 11/1/2031                                                                  760,000         703,112
H&E Equipment/Finance, 11.125%, 6/15/2012                                            110,000         122,925
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)                                   105,000         107,887
PXRE Capital Trust I, 8.85%, 2/1/2027                                                 80,000          83,600
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                         18,000          15,210
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                      90,000         104,062
Rafaella Apparel Group, Inc., 144A, 11.25%, 6/15/2011                                 35,000          35,175
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                           55,000          47,575
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                  110,000          93,500
Triad Acquisition, 144A, 11.125%, 5/1/2013                                            55,000          57,200
Universal City Development, 11.75%, 4/1/2010                                         165,000         187,275
                                                                                               -------------
                                                                                                   3,248,100

Health Care 1.0%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                  35,000          36,400
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)                                             135,000         139,725
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (b)                        60,000          53,175
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015                                        255,000         262,650
                                                                                               -------------
                                                                                                     491,950

Industrials 7.2%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                   187,000         197,285
Ahern Rentals, Inc., 144A, 9.25%, 8/15/2013                                           20,000          20,450
Allied Security Escrow Corp., 11.375%, 7/15/2011                                     105,000         104,212
Allied Waste North America, Inc.:
    Series B, 5.75%, 2/15/2011                                                       165,000         154,069
    Series B, 9.25%, 9/1/2012                                                        142,000         155,135
American Color Graphics, 10.0%, 6/15/2010                                             75,000          57,750
Avondale Mills, Inc., 144A, 9.02% **, 7/1/2012                                        75,500          73,990
Bear Creek Corp., 144A, 8.87% **, 3/1/2012                                            30,000          31,200
Beazer Homes USA, Inc.:
    8.375%, 4/15/2012                                                                 85,000          90,525
    8.625%, 5/15/2011                                                                 70,000          74,025
Browning-Ferris Industries:
    7.4%, 9/15/2035                                                                  125,000         109,687
    9.25%, 5/1/2021                                                                   45,000          46,069
Cenveo Corp., 7.875%, 12/1/2013 (b)                                                   95,000          93,575
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                             155,000         158,875
Columbus McKinnon Corp.:
    144A, 8.875%, 11/1/2013                                                           10,000          10,125
    10.0%, 8/1/2010                                                                   60,000          65,700
Compression Polymers Corp.:
    144A, 10.46% **, 7/1/2012                                                         35,000          35,088
    144A, 10.5%, 7/1/2013                                                             70,000          70,700
Congoleum Corp., 8.625%, 8/1/2008                                                     65,000          65,975
Cornell Companies, Inc., 10.75%, 7/1/2012                                             80,000          82,800
Dana Corp., 7.0%, 3/1/2029 (b)                                                        95,000          83,745
Erico International Corp., 8.875%, 3/1/2012                                           10,000          10,400
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                         180,000         194,175
K. Hovnanian Enterprises, Inc.:
    144A, 6.25%, 1/15/2016                                                            65,000          62,754
    8.875%, 4/1/2012                                                                 110,000         117,975
Kansas City Southern:
    7.5%, 6/15/2009                                                                   35,000          36,313
    9.5%, 10/1/2008                                                                  205,000         222,937
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                          155,000         148,800
Metaldyne Corp., 144A, 11.0%, 11/1/2013 (b)                                           80,000          73,600
Millennium America, Inc., 9.25%, 6/15/2008                                           185,000         199,337
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                                95,000         108,300
Ship Finance International Ltd., 8.5%, 12/15/2013                                    120,000         115,950
Technical Olympic USA, Inc.:
    7.5%, 3/15/2011                                                                   45,000          42,750
    10.375%, 7/1/2012                                                                160,000         170,800
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                 65,000          73,938
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)                              135,000         128,587
Xerox Capital Trust I, 8.0%, 2/1/2027                                                 70,000          72,800
                                                                                               -------------
                                                                                                   3,560,396

Information Technology 2.1%
Activant Solutions, Inc.:
    144A, 9.504% **, 4/1/2010                                                         10,000          10,225
    10.5%, 6/15/2011                                                                 100,000         105,500
    Eschelon Operating Co., 8.375%,  3/15/2010                                        55,000          52,525
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                                    60,000          60,900
Lucent Technologies, Inc., 6.45%, 3/15/2029                                          205,000         179,887
Sanmina-SCI Corp.:
    6.75%, 3/1/2013 (b)                                                              185,000         176,675
    10.375%, 1/15/2010                                                               161,000         178,710
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015                                  100,000         104,500
UGS Corp., 10.0%, 6/1/2012                                                           115,000         128,800
Viasystems, Inc., 10.5%, 1/15/2011                                                    30,000          29,550
                                                                                              -------------
                                                                                                   1,027,272

Materials 7.3%
ARCO Chemical Co., 9.8%, 2/1/2020                                                    325,000         367,250
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25%
    to 3/1/2014                                                                      195,000         114,075
Caraustar Industries, Inc., 9.875%, 4/1/2011 (b)                                     195,000         201,337
Constar International, Inc.:
    144A, 7.165% **, 2/15/2012                                                        40,000          38,400
    11.0%, 12/1/2012 (b)                                                              20,000          15,250
Dayton Superior Corp.:
    10.75%, 9/15/2008 (b)                                                             70,000          70,700
    13.0%, 6/15/2009 (b)                                                             115,000          98,325
Edgen Acquisition Corp., 9.875%, 2/1/2011                                             35,000          35,175
GEO Specialty Chemicals, Inc., 12.004%, 12/31/2009                                   133,000         124,355
Georgia-Pacific Corp.:
    8.0%, 1/15/2024                                                                  175,000         199,062
    9.375%, 2/1/2013                                                                 135,000         150,862
Hercules, Inc., 6.75%, 10/15/2029                                                     75,000          74,250
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                                    115,000         130,525
Huntsman International LLC, 10.125%, 7/1/2009                        EUR              75,000          95,650
Huntsman LLC, 11.625%, 10/15/2010                                                    156,000         182,715
IMC Global, Inc.:
    7.375%, 8/1/2018                                                                  30,000          30,750
    10.875%, 8/1/2013                                                                132,000         156,090
Intermet Corp., 9.75%, 6/15/2009 * (b)                                                15,000           6,075
International Steel Group, Inc., 6.5%, 4/15/2014                                      55,000          54,588
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                      110,000         108,625
Neenah Corp.:
    144A, 11.0%, 9/30/2010                                                           186,000         208,320
    144A, 13.0%, 9/30/2013                                                            74,730          76,225
NewPage Corp., 144A, 9.943% **, 5/1/2012 (b)                                          80,000          79,600
Omnova Solutions, Inc., 11.25%, 6/1/2010                                             145,000         154,425
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                            60,000          65,100
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                                   147,478          13,273
Pliant Corp., 144A, 11.625%,  6/15/2009  (PIK)                                            10              11
Portola Packaging, Inc., 8.25%, 2/1/2012 (b)                                          95,000          73,863
Radnor Holdings Corp., 11.0%, 3/15/2010 (b)                                          160,000         104,800
Rockwood Specialties Group, Inc.:
    144A, 7.625%, 11/15/2014                                         EUR              75,000          96,576
    10.625%, 5/15/2011                                                                11,000          12,100
Sheffield Steel Corp., 11.375%, 8/15/2011                                             70,000          70,350
TriMas Corp., 9.875%, 6/15/2012                                                      215,000         183,825
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to
    7/15/2012                                                                         80,000          68,400
United States Steel Corp., 9.75%, 5/15/2010 (b)                                      126,000         137,970
                                                                                               -------------
                                                                                                   3,598,897

Telecommunication Services 4.6%
AirGate PCS, Inc., 7.349% **, 10/15/2011                                              45,000          46,688
American Cellular Corp., Series B, 10.0%, 8/1/2011                                    60,000          63,900
AT&T Corp.:
    9.05%, 11/15/2011                                                                109,000         125,077
    9.75%, 11/15/2031                                                                120,000         157,200
Cincinnati Bell, Inc.:
    7.25%, 7/15/2013 (b)                                                              35,000          37,538
    8.375%, 1/15/2014 (b)                                                            280,000         282,800
Dobson Communications Corp., 8.875%, 10/1/2013                                        20,000          20,000
Insight Midwest LP, 9.75%, 10/1/2009                                                  45,000          46,631
LCI International, Inc., 7.25%, 6/15/2007                                            120,000         118,200
Level 3 Financing, Inc., 10.75%, 10/15/2011 (b)                                       20,000          16,550
MCI, Inc., 8.735%, 5/1/2014                                                          185,000         207,200
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015                              385,000         415,804
Nextel Partners, Inc., 8.125%, 7/1/2011                                               65,000          70,606
Qwest Corp.:
    144A, 6.671% **, 6/15/2013                                                        30,000          31,425
    7.25%, 9/15/2025                                                                  95,000          89,538
Qwest Services Corp.:
    13.5%, 12/15/2010                                                                245,000         282,362
    14.0%, 12/15/2014                                                                 30,000          36,750
Rural Cellular Corp., 9.875%, 2/1/2010 (b)                                            10,000          10,600
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to
    12/15/2011                                                                        34,000          31,195
Securus Technologies, Inc., 11.0%, 9/1/2011                                           65,000          58,500
Triton PCS, Inc., 8.5%, 6/1/2013                                                      10,000           9,525
Ubiquitel Operating Co., 9.875%, 3/1/2011                                             30,000          33,450
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                          75,000          87,000
                                                                                               -------------
                                                                                                   2,278,539

Utilities 3.4%
AES Corp., 144A, 8.75%, 5/15/2013                                                    195,000         214,500
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (b)                          255,000         286,875
Calpine Corp.:
    7.625%, 4/15/2006 (b)                                                             30,000          27,750
    144A, 8.5%, 7/15/2010                                                             85,000          63,750
CMS Energy Corp.:
    8.5%, 4/15/2011 (b)                                                              115,000         129,663
    9.875%, 10/15/2007                                                               175,000         191,625
DPL, Inc., 6.875%, 9/1/2011                                                           40,000          43,800
Mission Energy Holding Co., 13.5%, 7/15/2008                                         320,000         380,800
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                           25,000          25,816
PSE&G Energy Holdings LLC:
    8.5%, 6/15/2011 (b)                                                              100,000         108,750
    10.0%, 10/1/2009                                                                 205,000         230,112
                                                                                               -------------
                                                                                                   1,703,441
------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $24,600,521)                                                          24,463,626

------------------------------------------------------------------------------------------------------------
    Foreign Bonds - US$ Denominated 55.1%
------------------------------------------------------------------------------------------------------------

Consumer Discretionary 1.5%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                               141,000         157,215
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                      130,000         145,275
Shaw Communications, Inc., 8.25%, 4/11/2010                                          190,000         208,525
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008,
    11.5% to 6/15/2014                                                               155,000         125,162
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)                                 95,000          89,063
                                                                                               -------------
                                                                                                     725,240

Consumer Staples 0.2%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                  85,000          94,775

Energy 4.5%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                  130,000         141,375
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                  100,000         122,625
Pemex Project Funding Master Trust:
    8.0%, 11/15/2011                                                                 550,000         628,650
    9.5%, 9/15/2027                                                                  620,000         815,300
    144A, 9.5%, 9/15/2027                                                             70,000          92,050
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                         335,005         376,881
Secunda International Ltd., 11.599% **, 9/1/2012                                      60,000          59,700
                                                                                               -------------
                                                                                                   2,236,581

Financials 0.6%
Conproca SA de CV, 12.0%, 6/16/2010                                                  100,000         122,000
Eircom Funding, 8.25%, 8/15/2013                                                     105,000         112,875
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                              65,000          55,006
                                                                                               -------------
                                                                                                     289,881

Health Care 0.2%
Biovail Corp., 7.875%, 4/1/2010                                                       80,000          82,900

Industrials 1.5%
CP Ships Ltd., 10.375%, 7/15/2012                                                    125,000         141,250
Grupo Transportacion Ferroviaria Mexicana SA de CV:
    144A, 9.375%, 5/1/2012                                                            75,000          81,000
    10.25%, 6/15/2007                                                                205,000         218,837
    12.5%, 6/15/2012                                                                  75,000          86,625
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013                                          95,000         108,538
LeGrand SA, 8.5%, 2/15/2025                                                           60,000          72,600
Stena AB, 9.625%, 12/1/2012                                                           55,000          60,363
                                                                                               -------------
                                                                                                     769,213

Materials 1.9%
Cascades, Inc., 7.25%, 2/15/2013                                                     135,000         137,025
Crown Euro Holdings SA, 10.875%, 3/1/2013                                             50,000          59,000
ISPAT Inland ULC, 9.75%, 4/1/2014                                                    118,000         138,060
Rhodia SA, 8.875%, 6/1/2011 (b)                                                      220,000         214,500
Tembec Industries, Inc.:
    8.5%, 2/1/2011 (b)                                                               350,000         268,625
    8.625%, 6/30/2009 (b)                                                            155,000         124,775
                                                                                               -------------
                                                                                                     941,985

Sovereign Bonds 43.1%
Aries Vermogensverwaltung GmbH, Series C, 9.6%, 10/25/2014                         1,000,000       1,315,580
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                              1,000,000       1,002,500
Federative Republic of Brazil:
     loating Rate Note Debt Conversion Bond, LIBOR plus .8125%
    F   Series 30YR, 4.25% **, 4/15/2024                                             370,000         350,131
    8.875%, 10/14/2019                                                                75,000          78,825
    11.0%, 1/11/2012                                                                 500,000         590,000
    11.0%, 8/17/2040                                                                 300,000         357,900
    14.5%, 10/15/2009                                                                630,000         810,180
Republic of Argentina:
     tep-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to
    S   3/31/2029, 5.25%  to 12/31/2038                                            1,560,000         563,940
    8.28%,  12/31/2033  (PIK)                                                        809,988         772,324
Republic of Bulgaria, 8.25%, 1/15/2015                                               810,000       1,011,852
Republic of Colombia:
    10.0%, 1/23/2012                                                                 360,000         422,280
    10.75%, 1/15/2013                                                                200,000         244,500
Republic of Ecuador, Step-up Coupon, 9.0% to 8/15/2006, 10.0% to
    8/15/2030                                                                        710,000         628,350
Republic of Indonesia, 7.25%, 4/20/2015                                              690,000         681,375
Republic of Panama, 9.375%, 1/16/2023                                                350,000         434,000
Republic of Peru, 9.875%, 2/6/2015                                                   200,000         253,000
Republic of Philippines:
    9.375%, 1/18/2017                                                                760,000         820,800
    9.5%, 10/21/2024                                                                 260,000         281,125
    9.5%, 2/2/2030                                                                   180,000         186,525
    9.875%, 1/15/2019                                                                270,000         294,637
Republic of Turkey:
    7.375%, 2/5/2025                                                                 550,000         539,000
    11.75%, 6/15/2010                                                              1,200,000       1,479,000
Republic of Uruguay, 9.25%, 5/17/2017                                                220,000         241,450
Republic of Venezuela:
    Series A, Collateralized Par Bond, 6.75%, 3/31/2020                              570,000         571,425
    7.65%, 4/21/2025                                                                 430,000         400,330
    9.375%, 1/13/2034                                                              1,210,000       1,312,850
    10.75%, 9/19/2013                                                              1,200,000       1,428,000
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to
    3/31/2030                                                                      1,470,000       1,679,916
Russian Ministry of Finance:
    Series V, 3.0%, 5/14/2008                                                        850,000         806,140
    Series VII, 3.0%, 5/14/2011                                                      680,000         605,200
United Mexican States:
    Series A, 6.625%, 3/3/2015                                                       610,000         673,440
    8.3%, 8/15/2031                                                                  200,000         253,500
    Series A, 9.875%, 2/1/2010                                                       250,000         301,625
                                                                                               -------------
                                                                                                  21,391,700

Telecommunication Services 1.6%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                               20,000          18,150
Cell C Property Ltd., 144A, 11.0%, 7/1/2015                                          100,000          94,000
Embratel, Series B, 11.0%, 12/15/2008                                                 59,000          66,965
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                  80,000          73,200
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *                                 15,000          12,675
Intelsat Bermuda Ltd., 144A, 8.695% **, 1/15/2012                                     50,000          50,875
Millicom International Cellular SA, 10.0%, 12/1/2013                                 125,000         129,687
Mobifon Holdings BV, 12.5%, 7/31/2010                                                145,000         175,450
Nortel Networks Ltd., 6.125%, 2/15/2006                                              200,000         200,500
                                                                                               -------------
                                                                                                     821,502
------------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $26,563,626)                                          27,353,777

------------------------------------------------------------------------------------------------------------
    Foreign Bonds - Non US$ Denominated 7.3%
------------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.3%
IESY Repository GMBH, 144A, 8.75%, 2/15/2015                         EUR              50,000          62,302
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                 EUR              50,000          57,213
                                                                                               -------------
                                                                                                     119,515

Energy 0.1%
Pemex Project Funding Master Trust, 6.375%, 8/5/2016                 EUR              40,000          56,210

Industrials 0.1%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                         EUR              50,000          57,675

Sovereign Bonds 6.8%
Aries Vermogensverwaltung GmbH, Series B, 7.75%, 10/25/2009          EUR             250,000         361,289
Mexican Bonds:
    Series MI-10, 8.0%, 12/19/2013                                   MXN           1,058,500          92,809
    Series M-20, 8.0%, 12/7/2023                                     MXN           2,550,000         211,398
    Series MI-10, 9.5%, 12/18/2014                                   MXN             149,500          14,323
    Series M-20, 10.0%, 12/5/2024                                    MXN           7,850,000         795,294
Republic of Argentina:
    5.83%,  12/31/2033  (PIK)                                        ARS           2,463,481       1,006,970
    7.82%,  12/31/2033  (PIK)                                        EUR             161,436         188,309
Republic of Peru, 7.5%, 10/14/2014                                   EUR             230,000         331,279
Republic of Uruguay, 10.5%, 10/20/2006                               UYU           7,200,000         363,504
                                                                                               -------------
                                                                                                   3,365,175
------------------------------------------------------------------------------------------------------------
Total Foreign Bonds - Non US$ Denominated (Cost $3,353,470)                                        3,598,575

------------------------------------------------------------------------------------------------------------
    US Treasury Obligations 4.8%
------------------------------------------------------------------------------------------------------------

US Treasury Bond, 7.5%, 11/15/2016  (Cost $2,357,995)                              1,828,000       2,375,830

------------------------------------------------------------------------------------------------------------
    Convertible Bond 0.1%
------------------------------------------------------------------------------------------------------------

Consumer Discretionary
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006  (Cost $43,682)                   45,000          44,550

                                                                                      Shares       Value ($)
                                                                           ---------------------------------

------------------------------------------------------------------------------------------------------------
    Preferred Stocks 0.2%
------------------------------------------------------------------------------------------------------------

Paxson Communications Corp., 14.25% (PIK)  (Cost $145,493)                                16         108,840

                                                                                  Principal
                                                                              Amount ($)(a)      Value ($)
                                                                          ---------------------------------

------------------------------------------------------------------------------------------------------------
    Loan Participation 0.7%
------------------------------------------------------------------------------------------------------------

Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus
    .8125, 4.003% **, 3/4/2010  (Cost $338,110)                                      350,000         348,705

                                                                                     Shares      Value ($)
                                                                           ---------------------------------

------------------------------------------------------------------------------------------------------------
    Warrants 0.0%
------------------------------------------------------------------------------------------------------------

UIH Australia Pacific, Inc.*  (Cost $0)                                                  280               0

------------------------------------------------------------------------------------------------------------
    Other Investments 0.2%
------------------------------------------------------------------------------------------------------------

Hercules, Inc., (Bond Unit)  (Cost $110,931)                                         135,000         106,650

------------------------------------------------------------------------------------------------------------
    Common Stocks 0.1%
------------------------------------------------------------------------------------------------------------

GEO Specialty Chemicals, Inc.*                                                         1,741          15,669
Oxford Automotive, Inc.*                                                             146,346          51,221
 ----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $19,452)                                                                    66,890

------------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 9.8%
------------------------------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.61%  (c) (d)
  (Cost $4,845,407)                                                                4,845,407       4,845,407

------------------------------------------------------------------------------------------------------------
    Cash Equivalents 10.2%
------------------------------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.54%  (e)
  (Cost $5,046,763)                                                                5,046,763       5,046,763

                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                           ---------------------------------
Total Investment Portfolio (Cost $ 67,425,450)                                         137.8      68,359,613
Other Assets and Liabilities, Net                                                      (7.6)     (3,754,448)
Notes Payable                                                                         (30.2)    (15,000,000)
------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0      49,605,165

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

                                       Maturity               Principal      Acquisition
Security                  Coupon         Date                 Amount ($)       Cost ($)        Value ($)
---------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV     10.0     7/15/2004     USD          15,000          9,881           12,675
---------------------------------------------------------------------------------------------------------------
Intermet Corp.              9.75     6/15/2009     USD          15,000          6,150            6,075
---------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.     12.0     10/15/2010    USD         147,478         99,993           13,273
---------------------------------------------------------------------------------------------------------------
                                                                            $ 116,024       $   32,023

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2005.

(a)  Principal amount stated in US dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2005 amounted to $4,740,436 which is 9.6% of net assets.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)  Represents collateral held in connection with securities lending.

(e) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

As of August 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                           Unrealized
       Contracts to Deliver                             In Exchange For        Date        Appreciation (US $)
---------------------------------------------------------------------------------------------------------------
EUR                                           9,670     USD       13,038      09/09/2005          1,103
---------------------------------------------------------------------------------------------------------------
EUR                                          48,089     USD       62,607      09/09/2005          3,256
---------------------------------------------------------------------------------------------------------------
MXN                                       6,335,000     USD      583,952      10/27/2005            718
---------------------------------------------------------------------------------------------------------------
USD                                         279,437     MXN    3,040,000      10/27/2005            441
---------------------------------------------------------------------------------------------------------------
EUR                                         377,152     USD      477,699      11/18/2005         10,704
---------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                    16,222
---------------------------------------------------------------------------------------------------------------

                                                                                           Unrealized
       Contracts to Deliver                             In Exchange For        Date        Appreciation (US $)
---------------------------------------------------------------------------------------------------------------
USD                                         47,663     EUR        38,543      09/09/2005           (94)
---------------------------------------------------------------------------------------------------------------
EUR                                        640,000     USD       773,504      10/27/2005       (18,116)
---------------------------------------------------------------------------------------------------------------
MXN                                      3,635,000     USD       333,888      10/27/2005          (770)
---------------------------------------------------------------------------------------------------------------
MXN                                      1,266,161     USD       112,301      11/10/2005        (4,028)
---------------------------------------------------------------------------------------------------------------
EUR                                         52,991     USD        65,167      11/18/2005          (447)
---------------------------------------------------------------------------------------------------------------
EUR                                          1,800     USD         2,184      11/18/2005           (45)
---------------------------------------------------------------------------------------------------------------
EUR                                          7,545     USD         9,237      11/18/2005          (105)
---------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                   (23,605)
---------------------------------------------------------------------------------------------------------------

Currency Abbreviations
--------------------------------------------------------------------------------
ARS                  Argentine Peso           USD         United States Dollar
--------------------------------------------------------------------------------
EUR                  Euro                     UYU         Uruguayan Peso
--------------------------------------------------------------------------------
MXN                  Mexican Peso
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Income Trust


By:                                 /s/Vincent J. Esposito
                                    ----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Strategic Income Trust


By:                                 /s/Vincent J. Esposito
                                    ----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005